Reserve for Warrants (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Reserve For Warrants Tables Abstract
Schedule of Reserve for warrants
Year ended	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 1,033,037	$ 1,248,037
Exercise of warrants	-	(215,000)
Balance at end of year	$ 1,033,037	$ 1,033,037